FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA DD

Years Ended December 31, 2021 and 2020

Transamerica Life Insurance Company

Separate Account VA DD

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA DD

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA DD indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA DD as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Vanguard® Balanced	Vanguard® Mid-Cap Index
Vanguard® Capital Growth	Vanguard® Moderate Allocation
Vanguard® Conservative Allocation	Vanguard® Money Market
Vanguard® Diversified Value	Vanguard® Real Estate Index
Vanguard® Equity Income	Vanguard® Short-Term Investment Grade
Vanguard® Equity Index	Vanguard® Small Company Growth
Vanguard® Global Bond Index	Vanguard® Total Bond Market Index
Vanguard® Growth	Vanguard® Total International Stock Market Index
Vanguard® High Yield Bond	Vanguard® Total Stock Market Index
Vanguard® International

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA DD based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA DD in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of Separate Account VA DD since 2014.

1

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Vanguard® Balanced	91,635,592.953	$1,945,746,849	$2,603,367,196	$(20)	$2,603,367,176	16,187,356	$160.827200	$160.827200
Vanguard® Capital Growth	19,604,622.635	621,283,940	993,758,321	(51)	993,758,270	9,959,153	99.783412	99.783412
Vanguard® Conservative Allocation	15,352,414.991	387,158,210	439,079,069	(103)	439,078,966	11,074,153	39.648990	39.648990
Vanguard® Diversified Value	34,019,849.090	475,227,223	593,646,367	1	593,646,368	10,106,177	58.740944	58.740944
Vanguard® Equity Income	34,147,103.561	700,295,107	949,630,950	23	949,630,973	6,623,140	143.380788	143.380788
Vanguard® Equity Index	34,927,562.535	1,135,954,946	2,286,707,519	17	2,286,707,536	11,161,255	204.879064	204.879064
Vanguard® Global Bond Index	8,404,948.695	172,890,956	179,025,407	32	179,025,439	7,929,737	22.576465	22.576465
Vanguard® Growth	23,911,733.319	595,748,349	915,102,034	42	915,102,076	7,471,225	122.483539	122.483539
Vanguard® High Yield Bond	40,056,083.549	309,116,218	322,852,033	53	322,852,086	7,743,095	41.695482	41.695482
Vanguard® International	35,628,329.111	833,965,842	1,414,444,666	51	1,414,444,717	15,152,194	93.349169	93.349169
Vanguard® Mid-Cap Index	34,811,474.772	679,340,840	1,026,242,276	63	1,026,242,339	9,787,418	104.853230	104.853230
Vanguard® Moderate Allocation	15,722,784.039	438,906,865	532,845,151	(151)	532,845,000	11,097,571	48.014563	48.014563
Vanguard® Money Market	969,499,956.134	969,499,956	969,499,956	240	969,500,196	488,445,432	1.984869	1.984869
Vanguard® Real Estate Index	37,266,505.425	471,709,015	617,133,330	(78)	617,133,252	6,237,254	98.943105	98.943105
Vanguard® Short-Term Investment Grade	89,034,423.502	945,845,135	959,791,085	37	959,791,122	44,834,576	21.407387	21.407387
Vanguard® Small Company Growth	37,994,487.076	781,550,021	1,006,853,908	7	1,006,853,915	6,843,985	147.115161	147.115161
Vanguard® Total Bond Market Index	124,051,250.484	1,467,255,557	1,515,906,281	(6)	1,515,906,275	34,378,088	44.095130	44.095130
Vanguard® Total International Stock Market Index	10,534,347.663	214,985,677	255,247,244	154	255,247,398	9,752,070	26.173664	26.173664
Vanguard® Total Stock Market Index	33,409,859.474	1,125,180,293	1,902,357,398	(47)	1,902,357,351	25,959,246	73.282457	73.282457

See accompanying notes	2

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Balanced	Vanguard® Capital Growth	Vanguard® Conservative Allocation	Vanguard® Diversified Value	Vanguard® Equity Income

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$2,426,092,117	$946,080,367	$378,975,105	$424,636,398	$914,895,831

Investment Income:
Reinvested Dividends	62,464,272	12,497,626	8,954,633	10,193,516	22,544,858
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,163,292	2,309,760	1,074,555	1,009,781	2,114,993

Net Investment Income (Loss)	56,300,980	10,187,866	7,880,078	9,183,735	20,429,865

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	76,177,315	26,608,622	5,497,986	65,942,190	28,138,229
Realized Gain (Loss) on Investments	56,027,678	84,222,971	3,466,445	(6,253,712)	21,800,556

Net Realized Capital Gains (Losses) on Investments	132,204,993	110,831,593	8,964,431	59,688,478	49,938,785
Net Change in Unrealized Appreciation (Depreciation)	28,429,317	12,949,001	27,974,904	(27,614,974)	(59,194,890)

Net Gain (Loss) on Investment	160,634,310	123,780,594	36,939,335	32,073,504	(9,256,105)

Net Increase (Decrease) in Net Assets Resulting from Operations	216,935,290	133,968,460	44,819,413	41,257,239	11,173,760

Increase (Decrease) in Net Assets from Contract Transactions	(237,529,282)	(122,891,874)	18,813,754	(34,807,176)	(106,848,274)

Total Increase (Decrease) in Net Assets	(20,593,992)	11,076,586	63,633,167	6,450,063	(95,674,514)

Net Assets as of December 31, 2020:	$2,405,498,125	$957,156,953	$442,608,272	$431,086,461	$819,221,317

Investment Income:
Reinvested Dividends	45,173,323	9,962,234	6,828,740	5,709,586	17,557,632
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,727,089	2,747,075	1,203,695	1,447,274	2,427,669

Net Investment Income (Loss)	38,446,234	7,215,159	5,625,045	4,262,312	15,129,963

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	125,361,201	69,621,487	15,235,491	7,851,914	16,212,379
Realized Gain (Loss) on Investments	80,505,267	117,883,591	8,740,302	5,730,384	35,634,144

Net Realized Capital Gains (Losses) on Investments	205,866,468	187,505,078	23,975,793	13,582,298	51,846,523
Net Change in Unrealized Appreciation (Depreciation)	182,336,382	(1,824,283)	(4,796,547)	116,653,698	130,276,596

Net Gain (Loss) on Investment	388,202,850	185,680,795	19,179,246	130,235,996	182,123,119

Net Increase (Decrease) in Net Assets Resulting from Operations	426,649,084	192,895,954	24,804,291	134,498,308	197,253,082

Increase (Decrease) in Net Assets from Contract Transactions	(228,780,033)	(156,294,637)	(28,333,597)	28,061,599	(66,843,426)

Total Increase (Decrease) in Net Assets	197,869,051	36,601,317	(3,529,306)	162,559,907	130,409,656

Net Assets as of December 31, 2021:	$2,603,367,176	$993,758,270	$439,078,966	$593,646,368	$949,630,973

See Accompanying Notes. (1) See Footnote 1	3

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Equity Index	Vanguard® Global Bond Index	Vanguard® Growth	Vanguard® High Yield Bond	Vanguard® International

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$1,757,847,347	$192,109,579	$599,371,189	$379,098,394	$1,200,817,376

Investment Income:
Reinvested Dividends	29,458,288	2,943,311	2,327,999	19,008,027	15,743,568
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,625,683	536,912	1,947,496	927,351	3,474,228

Net Investment Income (Loss)	24,832,605	2,406,399	380,503	18,080,676	12,269,340

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	34,557,961	715,776	33,071,941	-	28,774,642
Realized Gain (Loss) on Investments	77,348,225	2,923,133	46,481,575	(1,211,179)	64,117,456

Net Realized Capital Gains (Losses) on Investments	111,906,186	3,638,909	79,553,516	(1,211,179)	92,892,098
Net Change in Unrealized Appreciation (Depreciation)	161,421,928	6,060,511	188,211,480	(2,234,899)	513,645,635

Net Gain (Loss) on Investment	273,328,114	9,699,420	267,764,996	(3,446,078)	606,537,733

Net Increase (Decrease) in Net Assets Resulting from Operations	298,160,719	12,105,819	268,145,499	14,634,598	618,807,073

Increase (Decrease) in Net Assets from Contract Transactions	(114,915,699)	(2,533,297)	33,094,295	(44,939,149)	(143,780,019)

Total Increase (Decrease) in Net Assets	183,245,020	9,572,522	301,239,794	(30,304,551)	475,027,054

Net Assets as of December 31, 2020:	$1,941,092,367	$201,682,101	$900,610,983	$348,793,843	$1,675,844,430

Investment Income:
Reinvested Dividends	26,432,922	3,452,621	314,302	14,173,090	4,553,523
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,698,816	510,906	2,458,152	890,413	4,325,240

Net Investment Income (Loss)	20,734,106	2,941,715	(2,143,850)	13,282,677	228,283

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,972,563	2,573,515	82,602,005	-	114,494,932
Realized Gain (Loss) on Investments	124,512,061	2,566,269	79,448,666	229,064	141,978,334

Net Realized Capital Gains (Losses) on Investments	203,484,624	5,139,784	162,050,671	229,064	256,473,266
Net Change in Unrealized Appreciation (Depreciation)	298,669,215	(12,358,052)	(14,032,340)	(2,587,342)	(276,338,433)

Net Gain (Loss) on Investment	502,153,839	(7,218,268)	148,018,331	(2,358,278)	(19,865,167)

Net Increase (Decrease) in Net Assets Resulting from Operations	522,887,945	(4,276,553)	145,874,481	10,924,399	(19,636,884)

Increase (Decrease) in Net Assets from Contract Transactions	(177,272,776)	(18,380,109)	(131,383,388)	(36,866,156)	(241,762,829)

Total Increase (Decrease) in Net Assets	345,615,169	(22,656,662)	14,491,093	(25,941,757)	(261,399,713)

Net Assets as of December 31, 2021:	$2,286,707,536	$179,025,439	$915,102,076	$322,852,086	$1,414,444,717

See Accompanying Notes.
(1) See Footnote 1	4

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Mid-Cap Index	Vanguard® Moderate Allocation	Vanguard® Money Market	Vanguard® Real Estate Index	Vanguard® Short-Term Investment Grade

	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$857,761,446	$470,484,743	$1,092,613,919	$554,987,241	$1,033,996,555

Investment Income:
Reinvested Dividends	11,833,470	11,135,963	5,923,021	12,255,628	26,540,165
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,110,244	1,269,177	3,304,617	1,215,866	2,821,054

Net Investment Income (Loss)	9,723,226	9,866,786	2,618,404	11,039,762	23,719,111

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	44,306,712	10,246,262	-	7,706,867	-
Realized Gain (Loss) on Investments	28,575,141	6,227,288	-	8,124,754	4,599,522

Net Realized Capital Gains (Losses) on Investments	72,881,853	16,473,550	-	15,831,621	4,599,522
Net Change in Unrealized Appreciation (Depreciation)	47,494,029	35,411,895	-	(65,246,447)	22,764,273

Net Gain (Loss) on Investment	120,375,882	51,885,445	-	(49,414,826)	27,363,795

Net Increase (Decrease) in Net Assets Resulting from Operations	130,099,108	61,752,231	2,618,404	(38,375,064)	51,082,906

Increase (Decrease) in Net Assets from Contract Transactions	(87,687,665)	(5,165,942)	62,949,359	(44,355,187)	(37,144,836)

Total Increase (Decrease) in Net Assets	42,411,443	56,586,289	65,567,763	(82,730,251)	13,938,070

Net Assets as of December 31, 2020:	$900,172,889	$527,071,032	$1,158,181,682	$472,256,990	$1,047,934,625

Investment Income:
Reinvested Dividends	10,848,611	7,642,634	102,316	10,801,604	21,189,020
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,646,517	1,421,298	2,759,084	1,460,206	2,691,633

Net Investment Income (Loss)	8,202,094	6,221,336	(2,656,768)	9,341,398	18,497,387

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	64,743,800	18,517,979	60,591	14,292,658	5,203,841
Realized Gain (Loss) on Investments	40,971,853	14,336,507	-	14,647,310	4,122,233

Net Realized Capital Gains (Losses) on Investments	105,715,653	32,854,486	60,591	28,939,968	9,326,074
Net Change in Unrealized Appreciation (Depreciation)	94,574,110	9,673,744	-	141,580,437	(35,030,713)

Net Gain (Loss) on Investment	200,289,763	42,528,230	60,591	170,520,405	(25,704,639)

Net Increase (Decrease) in Net Assets Resulting from Operations	208,491,857	48,749,566	(2,596,177)	179,861,803	(7,207,252)

Increase (Decrease) in Net Assets from Contract Transactions	(82,422,407)	(42,975,598)	(186,085,309)	(34,985,541)	(80,936,251)

Total Increase (Decrease) in Net Assets	126,069,450	5,773,968	(188,681,486)	144,876,262	(88,143,503)

Net Assets as of December 31, 2021:	$1,026,242,339	$532,845,000	$969,500,196	$617,133,252	$959,791,122

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Life Insurance Company

Separate Account VA DD

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Vanguard® Small Company Growth	Vanguard® Total Bond Market Index	Vanguard® Total International Stock Market Index	Vanguard® Total Stock Market Index

	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2019:	$884,242,633	$1,609,666,757	$208,202,269	$1,508,499,008

Investment Income:
Reinvested Dividends	5,258,832	40,559,567	3,963,876	23,006,605
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,152,359	4,598,265	512,039	3,894,612

Net Investment Income (Loss)	3,106,473	35,961,302	3,451,837	19,111,993

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	75,995,993	-	1,119,977	44,384,575
Realized Gain (Loss) on Investments	16,817,774	11,395,915	(1,726,106)	66,577,283

Net Realized Capital Gains (Losses) on Investments	92,813,767	11,395,915	(606,129)	110,961,858
Net Change in Unrealized Appreciation (Depreciation)	80,926,540	68,551,088	19,860,458	149,860,096

Net Gain (Loss) on Investment	173,740,307	79,947,003	19,254,329	260,821,954

Net Increase (Decrease) in Net Assets Resulting from Operations	176,846,780	115,908,305	22,706,166	279,933,947

Increase (Decrease) in Net Assets from Contract Transactions	(107,993,623)	(11,365,829)	(2,106,852)	(121,260,837)

Total Increase (Decrease) in Net Assets	68,853,157	104,542,476	20,599,314	158,673,110

Net Assets as of December 31, 2020:	$953,095,790	$1,714,209,233	$228,801,583	$1,667,172,118

Investment Income:
Reinvested Dividends	3,855,460	33,653,016	4,698,743	21,943,509
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,764,417	4,291,228	669,536	4,876,770

Net Investment Income (Loss)	1,091,043	29,361,788	4,029,207	17,066,739

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,324,620	13,494,911	2,237,594	94,162,438
Realized Gain (Loss) on Investments	23,481,115	11,494,767	3,075,476	119,970,894

Net Realized Capital Gains (Losses) on Investments	72,805,735	24,989,678	5,313,070	214,133,332
Net Change in Unrealized Appreciation (Depreciation)	56,589,311	(88,634,996)	9,691,415	171,943,556

Net Gain (Loss) on Investment	129,395,046	(63,645,318)	15,004,485	386,076,888

Net Increase (Decrease) in Net Assets Resulting from Operations	130,486,089	(34,283,530)	19,033,692	403,143,627

Increase (Decrease) in Net Assets from Contract Transactions	(76,727,964)	(164,019,428)	7,412,123	(167,958,394)

Total Increase (Decrease) in Net Assets	53,758,125	(198,302,958)	26,445,815	235,185,233

Net Assets as of December 31, 2021:	$1,006,853,915	$1,515,906,275	$255,247,398	$1,902,357,351

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2021

1. Organization

Separate Account VA DD (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Vanguard® Variable Annuity Plan.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Vanguard® Variable Insurance Fund:	Vanguard® Variable Insurance Fund:
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Small Company Growth	Vanguard® Small Company Growth Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Vanguard® Global Bond Index	September 9, 2017
Vanguard® Total International Stock Market Index	September 9, 2017

7

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c)  Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

8

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
Vanguard® Balanced	$193,222,608	$258,195,091

Vanguard® Capital Growth	104,532,394	183,990,332

Vanguard® Conservative Allocation	54,216,631	61,689,645

Vanguard® Diversified Value	81,545,266	41,369,381

Vanguard® Equity Income	69,077,411	104,578,517

Vanguard® Equity Index	133,564,076	211,130,228
Vanguard® Global Bond Index	19,075,002	31,939,888

Vanguard® Growth	109,215,481	160,140,776

Vanguard® High Yield Bond	27,107,215	50,690,728

Vanguard® International	125,835,283	252,875,004

Vanguard® Mid-Cap Index	82,070,696	91,547,231

Vanguard® Moderate Allocation	55,361,255	73,597,440
Vanguard® Money Market	151,832,560	340,513,934

Vanguard® Real Estate Index	52,126,597	63,478,036

Vanguard® Short-Term Investment Grade	68,050,074	125,285,088

Vanguard® Small Company Growth	80,712,987	107,025,387

Vanguard® Total Bond Market Index	79,298,150	200,460,882

Vanguard® Total International Stock Market Index	47,304,306	33,625,462
Vanguard® Total Stock Market Index	164,392,675	221,121,877

9

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Vanguard® Balanced	161,732	(1,727,680)	(1,565,948)	175,539	(2,186,277)	(2,010,738)
Vanguard® Capital Growth	272,816	(1,940,927)	(1,668,111)	397,154	(2,234,278)	(1,837,124)
Vanguard® Conservative Allocation	845,321	(1,570,959)	(725,638)	1,653,311	(1,111,551)	541,760
Vanguard® Diversified Value	1,315,546	(758,145)	557,401	453,256	(1,389,949)	(936,693)
Vanguard® Equity Income	281,362	(799,624)	(518,262)	82,665	(1,153,544)	(1,070,879)
Vanguard® Equity Index	157,265	(1,142,399)	(985,134)	336,994	(1,157,344)	(820,350)
Vanguard® Global Bond Index	582,504	(1,398,021)	(815,517)	1,248,332	(1,364,890)	(116,558)
Vanguard® Growth	234,253	(1,405,898)	(1,171,645)	1,400,622	(966,292)	434,330
Vanguard® High Yield Bond	320,620	(1,227,138)	(906,518)	615,148	(1,873,088)	(1,257,940)
Vanguard® International	70,966	(2,546,787)	(2,475,821)	234,048	(2,456,837)	(2,222,789)
Vanguard® Mid-Cap Index	73,606	(933,475)	(859,869)	166,445	(1,465,907)	(1,299,462)
Vanguard® Moderate Allocation	640,933	(1,593,962)	(953,029)	1,059,109	(1,213,629)	(154,520)
Vanguard® Money Market	76,774,334	(170,357,825)	(93,583,491)	202,745,519	(171,146,551)	31,598,968
Vanguard® Real Estate Index	317,284	(754,058)	(436,774)	545,224	(1,313,635)	(768,411)
Vanguard® Short-Term Investment Grade	1,972,065	(5,736,357)	(3,764,292)	5,611,183	(7,463,154)	(1,851,971)
Vanguard® Small Company Growth	191,595	(727,306)	(535,711)	327,075	(1,358,500)	(1,031,425)
Vanguard® Total Bond Market Index	744,095	(4,470,841)	(3,726,746)	3,144,437	(3,429,400)	(284,963)
Vanguard® Total International Stock Market Index	1,574,977	(1,284,562)	290,415	1,391,160	(1,476,023)	(84,863)
Vanguard® Total Stock Market Index	739,357	(3,285,590)	(2,546,233)	787,002	(3,291,578)	(2,504,576)

10

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Vanguard® Balanced	$23,612,324	$(252,392,357)	$(228,780,033)	$22,192,712	$(259,721,994)	$(237,529,282)
Vanguard® Capital Growth	25,530,618	(181,825,255)	(156,294,637)	26,719,369	(149,611,243)	(122,891,874)
Vanguard® Conservative Allocation	32,570,931	(60,904,528)	(28,333,597)	56,899,447	(38,085,693)	18,813,754
Vanguard® Diversified Value	68,792,307	(40,730,708)	28,061,599	16,315,556	(51,122,732)	(34,807,176)
Vanguard® Equity Income	35,978,629	(102,822,055)	(66,843,426)	8,316,784	(115,165,058)	(106,848,274)
Vanguard® Equity Index	29,094,679	(206,367,455)	(177,272,776)	42,513,117	(157,428,816)	(114,915,699)
Vanguard® Global Bond Index	13,224,711	(31,604,820)	(18,380,109)	28,247,894	(30,781,191)	(2,533,297)
Vanguard® Growth	26,870,638	(158,254,026)	(131,383,388)	113,324,060	(80,229,765)	33,094,295
Vanguard® High Yield Bond	13,181,259	(50,047,415)	(36,866,156)	23,399,451	(68,338,600)	(44,939,149)
Vanguard® International	7,049,902	(248,812,731)	(241,762,829)	17,010,735	(160,790,754)	(143,780,019)
Vanguard® Mid-Cap Index	6,936,443	(89,358,850)	(82,422,407)	11,402,922	(99,090,587)	(87,687,665)
Vanguard® Moderate Allocation	29,739,162	(72,714,760)	(42,975,598)	41,136,734	(46,302,676)	(5,165,942)
Vanguard® Money Market	152,556,264	(338,641,573)	(186,085,309)	403,600,874	(340,651,515)	62,949,359
Vanguard® Real Estate Index	27,601,959	(62,587,500)	(34,985,541)	38,161,933	(82,517,120)	(44,355,187)
Vanguard® Short-Term Investment Grade	42,487,108	(123,423,359)	(80,936,251)	118,443,738	(155,588,574)	(37,144,836)
Vanguard® Small Company Growth	28,091,392	(104,819,356)	(76,727,964)	30,481,620	(138,475,243)	(107,993,623)
Vanguard® Total Bond Market Index	32,999,884	(197,019,312)	(164,019,428)	138,316,089	(149,681,918)	(11,365,829)
Vanguard® Total International Stock Market Index	40,759,728	(33,347,605)	7,412,123	28,026,747	(30,133,599)	(2,106,852)
Vanguard® Total Stock Market Index	49,612,180	(217,570,574)	(167,958,394)	36,898,529	(158,159,366)	(121,260,837)

11

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Vanguard® Balanced
12/31/2021	16,187,356	$160.83	to	$160.83	$2,603,367,176	1.81%	0.270%	to	0.270%	18.70%	to	18.70%
12/31/2020	17,753,304	135.50	to	135.50	2,405,498,125	2.74	0.270	to	0.270	10.38	to	10.38
12/31/2019	19,764,042	122.75	to	122.75	2,426,092,117	2.66	0.270	to	0.270	22.15	to	22.15
12/31/2018	20,126,599	100.49	to	100.49	2,022,511,181	2.37	0.270	to	0.270	(3.68)	to	(3.68)
12/31/2017	21,117,866	104.33	to	104.33	2,203,180,749	2.33	0.295	to	0.295	14.39	to	14.39
Vanguard® Capital Growth
12/31/2021	9,959,153	99.78	to	99.78	993,758,270	0.98	0.270	to	0.270	21.21	to	21.21
12/31/2020	11,627,264	82.32	to	82.32	957,156,953	1.46	0.270	to	0.270	17.16	to	17.16
12/31/2019	13,464,388	70.27	to	70.27	946,080,367	1.12	0.270	to	0.270	26.16	to	26.16
12/31/2018	14,511,876	55.70	to	55.70	808,262,444	0.85	0.270	to	0.270	(1.45)	to	(1.45)
12/31/2017	14,659,951	56.52	to	56.52	828,556,856	1.12	0.295	to	0.295	28.46	to	28.46
Vanguard® Conservative Allocation
12/31/2021	11,074,153	39.65	to	39.65	439,078,966	1.53	0.270	to	0.270	5.70	to	5.70
12/31/2020	11,799,791	37.51	to	37.51	442,608,272	2.25	0.270	to	0.270	11.43	to	11.43
12/31/2019	11,258,031	33.66	to	33.66	378,975,105	2.11	0.270	to	0.270	15.52	to	15.52
12/31/2018	10,066,614	29.14	to	29.14	293,342,965	1.97	0.270	to	0.270	(3.25)	to	(3.25)
12/31/2017	9,309,029	30.12	to	30.12	280,391,005	1.86	0.295	to	0.295	10.57	to	10.57
Vanguard® Diversified Value
12/31/2021	10,106,177	58.74	to	58.74	593,646,368	1.06	0.270	to	0.270	30.11	to	30.11
12/31/2020	9,548,776	45.15	to	45.15	431,086,461	2.73	0.270	to	0.270	11.48	to	11.48
12/31/2019	10,485,469	40.50	to	40.50	424,636,398	2.92	0.270	to	0.270	25.36	to	25.36
12/31/2018	11,603,866	32.31	to	32.31	374,866,295	2.55	0.270	to	0.270	(9.37)	to	(9.37)
12/31/2017	12,480,144	35.65	to	35.65	444,856,713	2.79	0.295	to	0.295	12.83	to	12.83
Vanguard® Equity Income
12/31/2021	6,623,140	143.38	to	143.38	949,630,973	1.95	0.270	to	0.270	24.99	to	24.99
12/31/2020	7,141,402	114.71	to	114.71	819,221,317	2.89	0.270	to	0.270	2.97	to	2.97
12/31/2019	8,212,281	111.41	to	111.41	914,895,831	2.49	0.270	to	0.270	24.09	to	24.09
12/31/2018	8,790,640	89.78	to	89.78	789,189,249	2.30	0.270	to	0.270	(6.23)	to	(6.23)
12/31/2017	9,395,880	95.74	to	95.74	899,543,771	2.51	0.295	to	0.295	17.91	to	17.91
Vanguard® Equity Index
12/31/2021	11,161,255	204.88	to	204.88	2,286,707,536	1.25	0.270	to	0.270	28.20	to	28.20
12/31/2020	12,146,389	159.81	to	159.81	1,941,092,367	1.72	0.270	to	0.270	17.88	to	17.88
12/31/2019	12,966,739	135.57	to	135.57	1,757,847,347	1.90	0.270	to	0.270	30.95	to	30.95
12/31/2018	13,788,064	103.53	to	103.53	1,427,432,156	1.67	0.270	to	0.270	(4.77)	to	(4.77)
12/31/2017	14,216,399	108.72	to	108.72	1,545,550,530	1.79	0.295	to	0.295	21.31	to	21.31
Vanguard® Global Bond Index
12/31/2021	7,929,737	22.58	to	22.58	179,025,439	1.82	0.270	to	0.270	(2.10)	to	(2.10)
12/31/2020	8,745,254	23.06	to	23.06	201,682,101	1.48	0.270	to	0.270	6.38	to	6.38
12/31/2019	8,861,812	21.68	to	21.68	192,109,579	1.40	0.270	to	0.270	8.12	to	8.12
12/31/2018	7,436,786	20.05	to	20.05	149,110,014	0.20	0.270	to	0.270	0.50	to	0.50
12/31/2017(1)	2,595,865	19.95	to	19.95	51,789,653	-	0.295	to	0.295	-	to	-
Vanguard® Growth
12/31/2021	7,471,225	122.48	to	122.48	915,102,076	0.03	0.270	to	0.270	17.54	to	17.54
12/31/2020	8,642,870	104.20	to	104.20	900,610,983	0.32	0.270	to	0.270	42.71	to	42.71
12/31/2019	8,208,540	73.02	to	73.02	599,371,189	0.40	0.270	to	0.270	33.46	to	33.46
12/31/2018	8,514,837	54.71	to	54.71	465,873,990	0.30	0.270	to	0.270	(0.08)	to	(0.08)
12/31/2017	8,045,198	54.76	to	54.76	440,527,221	0.50	0.295	to	0.295	30.54	to	30.54

12

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Vanguard® High Yield Bond
12/31/2021	7,743,095	$41.70	to	$41.70	$322,852,086	4.30%	0.270%	to	0.270%	3.40%	to	3.40%
12/31/2020	8,649,613	40.32	to	40.32	348,793,843	5.55	0.270	to	0.270	5.39	to	5.39
12/31/2019	9,907,553	38.26	to	38.26	379,098,394	5.77	0.270	to	0.270	15.36	to	15.36
12/31/2018	9,736,896	33.17	to	33.17	322,953,311	4.82	0.270	to	0.270	(3.00)	to	(3.00)
12/31/2017	10,664,746	34.19	to	34.19	364,677,929	4.71	0.295	to	0.295	6.70	to	6.70
Vanguard® International
12/31/2021	15,152,194	93.35	to	93.35	1,414,444,717	0.28	0.270	to	0.270	(1.81)	to	(1.81)
12/31/2020	17,628,015	95.07	to	95.07	1,675,844,430	1.22	0.270	to	0.270	57.16	to	57.16
12/31/2019	19,850,804	60.49	to	60.49	1,200,817,376	1.46	0.270	to	0.270	30.86	to	30.86
12/31/2018	21,886,300	46.23	to	46.23	1,011,706,328	0.79	0.270	to	0.270	(12.86)	to	(12.86)
12/31/2017	23,589,380	53.05	to	53.05	1,251,330,793	1.03	0.295	to	0.295	42.26	to	42.26
Vanguard® Mid-Cap Index
12/31/2021	9,787,418	104.85	to	104.85	1,026,242,339	1.11	0.270	to	0.270	24.02	to	24.02
12/31/2020	10,647,287	84.54	to	84.54	900,172,889	1.52	0.270	to	0.270	17.75	to	17.75
12/31/2019	11,946,749	71.80	to	71.80	857,761,446	1.48	0.270	to	0.270	30.52	to	30.52
12/31/2018	12,656,454	55.01	to	55.01	696,230,235	1.19	0.270	to	0.270	(9.58)	to	(9.58)
12/31/2017	13,202,867	60.84	to	60.84	803,261,704	1.19	0.295	to	0.295	18.74	to	18.74
Vanguard® Moderate Allocation
12/31/2021	11,097,571	48.01	to	48.01	532,845,000	1.45	0.270	to	0.270	9.78	to	9.78
12/31/2020	12,050,600	43.74	to	43.74	527,071,032	2.37	0.270	to	0.270	13.46	to	13.46
12/31/2019	12,205,120	38.55	to	38.55	470,484,743	2.13	0.270	to	0.270	19.21	to	19.21
12/31/2018	11,066,338	32.34	to	32.34	357,847,843	1.89	0.270	to	0.270	(5.20)	to	(5.20)
12/31/2017	10,268,167	34.11	to	34.11	350,258,691	1.84	0.295	to	0.295	14.47	to	14.47
Vanguard® Money Market
12/31/2021	488,445,432	1.98	to	1.98	969,500,196	0.01	0.270	to	0.270	(0.25)	to	(0.25)
12/31/2020	582,028,923	1.99	to	1.99	1,158,181,682	0.48	0.270	to	0.270	0.25	to	0.25
12/31/2019	550,429,955	1.99	to	1.99	1,092,613,919	2.23	0.270	to	0.270	1.99	to	1.99
12/31/2018	560,809,310	1.95	to	1.95	1,091,548,024	1.98	0.270	to	0.270	1.69	to	1.69
12/31/2017	435,871,719	1.91	to	1.91	834,265,879	1.00	0.295	to	0.295	0.72	to	0.72
Vanguard® Real Estate Index
12/31/2021	6,237,254	98.94	to	98.94	617,133,252	1.99	0.270	to	0.270	39.83	to	39.83
12/31/2020	6,674,028	70.76	to	70.76	472,256,990	2.73	0.270	to	0.270	(5.11)	to	(5.11)
12/31/2019	7,442,439	74.57	to	74.57	554,987,241	2.67	0.270	to	0.270	28.46	to	28.46
12/31/2018	7,622,990	58.05	to	58.05	442,515,859	3.05	0.270	to	0.270	(5.62)	to	(5.62)
12/31/2017	8,257,809	61.50	to	61.50	507,891,411	2.50	0.295	to	0.295	4.47	to	4.47
Vanguard® Short-Term Investment Grade
12/31/2021	44,834,576	21.41	to	21.41	959,791,122	2.13	0.270	to	0.270	(0.72)	to	(0.72)
12/31/2020	48,598,868	21.56	to	21.56	1,047,934,625	2.54	0.270	to	0.270	5.21	to	5.21
12/31/2019	50,450,839	20.50	to	20.50	1,033,996,555	2.63	0.270	to	0.270	5.41	to	5.41
12/31/2018	49,637,535	19.44	to	19.44	965,121,163	1.78	0.270	to	0.270	0.76	to	0.76
12/31/2017	51,944,605	19.30	to	19.30	1,002,381,381	1.95	0.295	to	0.295	1.80	to	1.80
Vanguard® Small Company Growth
12/31/2021	6,843,985	147.12	to	147.12	1,006,853,915	0.38	0.270	to	0.270	13.91	to	13.91
12/31/2020	7,379,696	129.15	to	129.15	953,095,790	0.66	0.270	to	0.270	22.85	to	22.85
12/31/2019	8,411,121	105.13	to	105.13	884,242,633	0.51	0.270	to	0.270	27.76	to	27.76
12/31/2018	9,153,798	82.28	to	82.28	753,202,401	0.38	0.270	to	0.270	(7.52)	to	(7.52)
12/31/2017	9,199,763	88.98	to	88.98	818,549,665	0.47	0.295	to	0.295	23.11	to	23.11
Vanguard® Total Bond Market Index
12/31/2021	34,378,088	44.10	to	44.10	1,515,906,275	2.12	0.270	to	0.270	(1.98)	to	(1.98)
12/31/2020	38,104,834	44.99	to	44.99	1,714,209,233	2.38	0.270	to	0.270	7.29	to	7.29
12/31/2019	38,389,797	41.93	to	41.93	1,609,666,757	2.53	0.270	to	0.270	8.38	to	8.38
12/31/2018	37,892,249	38.69	to	38.69	1,465,942,720	2.32	0.270	to	0.270	(0.41)	to	(0.41)
12/31/2017	39,531,050	38.85	to	38.85	1,535,607,646	2.31	0.295	to	0.295	3.18	to	3.18

13

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio
Vanguard® Total International Stock Market Index
12/31/2021	9,752,070	$26.17	to	$26.17	$ 255,247,398	1.89%	0.270%	to	0.270%	8.24%	to	8.24%
12/31/2020	9,461,655	24.18	to	24.18	228,801,583	2.09	0.270	to	0.270	10.88	to	10.88
12/31/2019	9,546,518	21.81	to	21.81	208,202,269	1.90	0.270	to	0.270	21.23	to	21.23
12/31/2018	8,328,493	17.99	to	17.99	149,832,494	0.47	0.270	to	0.270	(14.86)	to	(14.86)
12/31/2017(1)	3,113,232	21.13	to	21.13	65,781,659	-	0.295	to	0.295	-	to	-
Vanguard® Total Stock Market Index
12/31/2021	25,959,246	73.28	to	73.28	1,902,357,351	1.21	0.270	to	0.270	25.30	to	25.30
12/31/2020	28,505,479	58.49	to	58.49	1,667,172,118	1.60	0.270	to	0.270	20.23	to	20.23
12/31/2019	31,010,055	48.65	to	48.65	1,508,499,008	1.55	0.270	to	0.270	30.40	to	30.40
12/31/2018	31,957,023	37.31	to	37.31	1,192,166,251	1.51	0.270	to	0.270	(5.60)	to	(5.60)
12/31/2017	31,586,599	39.52	to	39.52	1,248,279,880	1.87	0.295	to	0.295	20.62	to	20.62

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

14

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.10% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $25, proportionately from the subaccounts’ unit values. An annual charge of 0.17% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

15

Transamerica Life Insurance Company

Separate Account VA DD

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

16